Related Party Transactions -- OneMain Demand Note (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Nov. 15, 2015
Debt Instrument [Line Items]
Notes receivable from parent and affiliates	$ 3,775,000,000	$ 3,804,000,000
OneMain Financial Holdings, Inc. | OneMain Demand Note [Member]
Debt Instrument [Line Items]
Related Party Transaction Note Receivable Maximum Borrowing Capacity			$ 500,000,000
Number of days notice required to demand note payment	5 days
Notes receivable from parent and affiliates	$ 0